Unaudited Condensed Consolidated Statement of Profit or Loss and Comprehensive Loss - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating expenses from railroad and related business [abstract]
Revenue		€ 5,579	€ 6,543	€ 13,281	€ 16,464
Research and development costs		(9,984)	(12,523)	(20,355)	(22,821)
Management and administration costs		(3,119)	(2,639)	(5,055)	(5,491)
Other expenses		(3,743)	(3,297)	(7,747)	(5,983)
Total operating expenses		(16,846)	(18,459)	(33,157)	(34,295)
Operating result		(11,267)	(11,916)	(19,876)	(17,831)
Finance income		476	7,411	1,899	4,945
Finance cost		(1,144)	(1)	(96)	(1)
Net finance income (expense)		(668)	7,410	1,803	4,944
Result before taxation		(11,935)	(4,506)	(18,073)	(12,887)
Income tax expense		(54)	(87)	(120)	(139)
Result after taxation		(11,989)	(4,593)	(18,193)	(13,026)
Items that are or may be reclassified subsequently to profit or loss
Exchange differences from the translation of foreign operations		(17)	36	6	21
Total other comprehensive income for the period		(17)	36	6	21
Total comprehensive loss for the period		€ (12,006)	€ (4,557)	€ (18,187)	€ (13,005)
Loss per share - basic and diluted	[1]	€ (0.51)	€ (0.20)	€ (0.78)	€ (0.60)
Weighted average shares outstanding - basic and diluted	[1]	23,387,841	22,628,611	23,380,488	21,809,950

[1]	For the periods included in these financial statements, share options were excluded from the diluted loss per share calculation as the Company was in a loss position in each period presented above. As a result, basic and diluted loss per share are equal.